Balances and Transactions with Related Parties (Details 1) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 ILS (₪)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 ILS (₪)	Dec. 31, 2018 ILS (₪)
Statement Line Items [Line Items]
Number of people	4	4	4	8
Short-term employee benefits | ₪	₪ 3,432		₪ 5,190	₪ 8,790
U.S. Dollars
Statement Line Items [Line Items]
Short-term employee benefits | $		$ 1,067